Operating Lease - Summary Of Maturity Of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 641,941
2027	400,374
2028	212,870
2029	120,390
2030	99,768
Thereafter	481,309
Total operating lease payments	1,956,652
Less: imputed interest	(188,250)
Present value	$ 1,768,402	$ 1,578,165